Shareholders' equity, capital distribution and earnings per share - Dividends schedule (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) kr / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) kr / shares
Dividends decared [abstract]
Dividends declared	$ 10,783	$ 10,783	$ 7,549	$ 7,549
Dividend per share | $ / shares	$ 3.6000		$ 2.4000
Dividends paid in cash	$ 10,906		$ 5,380
Dividends paid, ordinary shares per share | (per share)	$ 3.6000	$ 37.8522	$ 1.6800	$ 16.4837